Share Based Compensation - Schedule of Share Based Compensation Expense (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation expense	$ 7,575	$ 11,399
Research and development [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation expense	5,042	7,731
Sales and marketing [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation expense	1,320	1,845
General and administrative [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation expense	1,088	1,601
Cost of revenues [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation expense	$ 125	$ 222